Partners' Capital, Equity and Incentive Compensation Plans (Summary of Assumptions and Fair Values for Restricted Stock and Options to Purchase Shares of Class A Common Stock Granted) (Details) (USD $)
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of restricted stock granted		$ 21.00	$ 0
Fair value of options granted			$ 0
Expected term (years)			4 years
Expected volatility	33.00%		55.00%
Expected dividend yield		5.50%	0.00%
Expected risk-free interest rates			0.17%
Class O [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of restricted stock granted	0
Class RS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of restricted stock granted	0	$ 0	$ 7.15
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of restricted stock granted	35.51
Fair value of options granted	5.98	$ 3.52
Expected term (years)	6 years 1 month 6 days	7 years
Expected volatility		40.00%
Expected dividend yield	4.55%
Expected risk-free interest rates	1.90%	1.80%
Maximum [Member] | Class O [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of restricted stock granted		$ 10.92	$ 2.32
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of restricted stock granted	25.51
Fair value of options granted	4.94	$ 3.45
Expected term (years)	5 years 6 months	5 years 6 months
Expected volatility		32.00%
Expected dividend yield	4.02%
Expected risk-free interest rates	1.70%	1.40%
Minimum [Member] | Class O [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of restricted stock granted		$ 10.26	$ 1.79